Summary Of Significant Accounting Policies (Impact of Accounting Changes Retrospectively adopted on Balance Sheet) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Assets
Total investments	$ 71,904		$ 68,437
Cash and cash equivalents	4,488		3,132		5,002		7,328
Accrued investment income	691		733
Deferred acquisition costs	5,193		5,195	[1]	5,370	[2]
Intangible assets	580		744
Goodwill	1,253		1,329		1,324
Reinsurance recoverable	16,998		17,206
Other assets	958		810
Deferred tax asset			1,111
Separate account assets	10,122		11,666
Total assets	112,187		110,363
Liabilities and stockholders' equity
Future policy benefits	32,175		30,905
Policyholder account balances	26,345		26,978
Liability for policy and contract claims	7,620	[3]	6,933	[3],[4]	6,567	[4],[5]	5,322	[5]
Unearned premiums	4,223		4,507
Other liabilities	6,308		6,085
Borrowings related to securitization entities	396		494
Non-recourse funding obligations	3,256		3,437
Long-term borrowings	4,726		4,952
Deferred tax liability	838		861
Separate account liabilities	10,122		11,666
Total liabilities	96,009		96,818
Stockholders' equity:
Class A common stock	1		1
Additional paid-in capital	12,136		12,107
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,617		41
Net unrealized gains (losses) on other-than-temporarily impaired securities	(132)		(121)
Net unrealized investment gains (losses)	1,485		(80)		(1,405)		(4,087)
Derivatives qualifying as hedges	2,009		924		802		1,161
Foreign currency translation and other adjustments	553		662
Total accumulated other comprehensive income (loss)	4,047		1,506
Retained earnings	1,584		1,535
Treasury stock, at cost	(2,700)		(2,700)
Total Genworth Financial, Inc.'s stockholders' equity	15,068		12,449
Noncontrolling interests	1,110		1,096
Total stockholders' equity	16,178		13,545		11,993		7,583
Total liabilities and stockholders' equity	112,187		110,363
As Originally Reported
Assets
Total investments	71,904		68,437
Cash and cash equivalents	4,488		3,132
Accrued investment income	691		733
Deferred acquisition costs	7,327		7,256
Intangible assets	577		741
Goodwill	1,253		1,329
Reinsurance recoverable	16,982		17,191
Other assets	958		810
Deferred tax asset			1,100
Separate account assets	10,122		11,666
Total assets	114,302		112,395
Liabilities and stockholders' equity
Future policy benefits	31,971		30,717
Policyholder account balances	26,345		26,978
Liability for policy and contract claims	7,620		6,933
Unearned premiums	4,257		4,541
Other liabilities	6,308		6,085
Borrowings related to securitization entities	396		494
Non-recourse funding obligations	3,256		3,437
Long-term borrowings	4,726		4,952
Deferred tax liability	1,636		1,621
Separate account liabilities	10,122		11,666
Total liabilities	96,637		97,424
Stockholders' equity:
Class A common stock	1		1
Additional paid-in capital	12,124		12,095
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,586		21
Net unrealized gains (losses) on other-than-temporarily impaired securities	(132)		(121)
Net unrealized investment gains (losses)	1,454		(100)
Derivatives qualifying as hedges	2,009		924
Foreign currency translation and other adjustments	558		668
Total accumulated other comprehensive income (loss)	4,021		1,492
Retained earnings	3,095		2,973
Treasury stock, at cost	(2,700)		(2,700)
Total Genworth Financial, Inc.'s stockholders' equity	16,541		13,861
Noncontrolling interests	1,124		1,110
Total stockholders' equity	17,665		14,971
Total liabilities and stockholders' equity	114,302		112,395
Effect of DAC Change
Assets
Deferred acquisition costs	(2,134)		(2,061)
Intangible assets	3		3
Deferred tax asset			11
Total assets	(2,131)		(2,047)
Liabilities and stockholders' equity
Future policy benefits	3		3
Unearned premiums	(34)		(34)
Deferred tax liability	(733)		(700)
Total liabilities	(764)		(731)
Stockholders' equity:
Additional paid-in capital	12		12
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	31		20
Net unrealized investment gains (losses)	31		20
Foreign currency translation and other adjustments	(5)		(6)
Total accumulated other comprehensive income (loss)	26		14
Retained earnings	(1,391)		(1,328)
Total Genworth Financial, Inc.'s stockholders' equity	(1,353)		(1,302)
Noncontrolling interests	(14)		(14)
Total stockholders' equity	(1,367)		(1,316)
Total liabilities and stockholders' equity	(2,131)		(2,047)
Effect of Reserve Change
Assets
Reinsurance recoverable	16		15
Total assets	16		15
Liabilities and stockholders' equity
Future policy benefits	201		185
Deferred tax liability	(65)		(60)
Total liabilities	136		125
Net unrealized investment gains (losses):
Retained earnings	(120)		(110)
Total Genworth Financial, Inc.'s stockholders' equity	(120)		(110)
Total stockholders' equity	(120)		(110)
Total liabilities and stockholders' equity	$ 16		$ 15

[1]	On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $3 million on DAC.
[2]	On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $7 million on DAC.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million to date, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[4]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million to date, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.
[5]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2009 were reduced by loss mitigation activities of $382 million, including $232 million related to rescissions, net of reinstatements, and $150 million related to workouts, loan modifications and pre-sales. Prior year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2009 were reduced by current year loss mitigation activities of $465 million, including $351 million related to rescissions, net of reinstatements, and $114 million related to workouts, loan modifications and pre-sales. Reinstatements were not material in 2009.